UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			November 11, 2010
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		89.747
List of Other Included Managers:		NONE

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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE OF CLASS   CUSIP          VALUE 	SHARES/	SH/  PUT/   INVSTMT  OTHER    VOTING AUTHORITY
			 			      (x$1000) 	PRN AMT	PRN  CALL   DSCRETN  MANAGERS SOLE  SHARED NONE
3M Co                            COM	88579Y101	1476	17020	SH 	    SOLE	      17020
Abbott Laboratories              COM	002824100	2394	45831	SH 	    SOLE	      45831
Air Products & Chemicals Inc     COM	009158106	2455	29645	SH 	    SOLE	      29645
Amgen Inc.                       COM	031162100	1030	18688	SH 	    SOLE	      18688
Apache Corp                      COM	037411105	2711	27736	SH 	    SOLE	      27736
Applied Materials Inc            COM	038222105	1532	131135	SH	    SOLE	      131135
AT&T Inc.                        COM	00206R102	166	5803	SH	    SOLE	      5803
Automatic Data Processing Inc    COM	053015103	2065	49136	SH 	    SOLE	      49136
Baker Hughes Inc                 COM	057224107	828	19439	SH 	    SOLE	      19439
Bank Of America Corp             COM	060505104	168	12858	SH	    SOLE	      12858
Bank of New York Mellon          COM	064058100	451	17241	SH	    SOLE	      17241
Baxter International             COM	071813109	1408	29510	SH 	    SOLE	      29510
Biogen Idec Inc                  COM	09062X103	123	2200	SH	    SOLE	      2200
Boeing Co                        COM	097023105	121	1820	SH	    SOLE	      1820
BP plc                    SPONSORED ADR	055622104	120	2923	SH	    SOLE	      2923
Bunge Ltd                        COM	G16962105	556	9400	SH 	    SOLE	      9400
Callidus Software Inc.           COM	13123E500	192	45000	SH	    SOLE	      45000
Caterpillar Inc                  COM	149123101	126	1600	SH	    SOLE	      1600
Charles Riv Laboratories Intl    COM	159864107	742	22375	SH	    SOLE	      22375
Chevrontexaco Copr	         COM    166764100       133     1642    SH          SOLE              1642
Church & Dwight Co Inc           COM	171340102	2198	33850	SH	    SOLE	      33850
Cisco Systems                    COM	17275R102	224	10216	SH 	    SOLE	      10216
CLARCOR Inc                      COM	179895107	1821	47150	SH	    SOLE	      47150
Coca Cola                        COM	191216100	121	2064	SH	    SOLE	      2064
Disney Walt Co              COM DISNEY	254687106	255	7708	SH 	    SOLE	      7708
Dominion Res Inc                 COM	25746U109	1198	27431	SH 	    SOLE	      27431
Dow Chemical Company             COM	260543103	356	12950	SH 	    SOLE	      12950
Du Pont E I De Nemours & Co      COM	263534109	741	16600	SH	    SOLE	      16600
Duke Energy Corp.                COM	26441C105	737	41601	SH 	    SOLE	      41601
Emerson Electric Co              COM	291011104	974	18494	SH 	    SOLE	      18494
Exxon Mobil Corporation          COM	30231G102	2267	36690	SH 	    SOLE	      36690
Fiserv Inc                       COM	337738108	3183	59145	SH 	    SOLE	      59145
General Electric                 COM	369604103	988	60780	SH 	    SOLE	      60780
Hewlett-Packard Company          COM	428236103	577	13712	SH 	    SOLE	      13712
Infosys Technologies Ltd. SPONSORED ADR	456788108	118	1750	SH	    SOLE	      1750
Intel Corp                       COM	458140100	1991	103700	SH 	    SOLE	      103700
International Business Machine   COM	459200101	581	4330	SH 	    SOLE	      4330
iShares GS Investo     IBOXX INV CPBD  	464287242	1288	11390	SH	    SOLE	      11390
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465	5646	102813	SH 	    SOLE	      102813
Johnson & Johnson                COM	478160104	3005	48506	SH 	    SOLE	      48506
JP Morgan Chase & Co             COM	46625H100	708	18595	SH 	    SOLE	      18595
Medtronic Inc                    COM	585055106	1106	32942	SH 	    SOLE	      32942
Merck & Co Inc                   COM	58933Y105	154	4182	SH	    SOLE	      4182
Microsoft Corp                   COM	594918104	1413	57683	SH 	    SOLE	      57683
Northrop Grumman Corp            COM	666807102	2218	36580	SH 	    SOLE	      36580
Pepsico                          COM	713448108	5838	87863	SH 	    SOLE	      87863
Pfizer                           COM	717081103	125	7271	SH 	    SOLE	      7271
Procter & Gamble Co              COM	742718109	3191	53214	SH 	    SOLE	      53214
Qualcomm Inc                     COM	747525103	2601	57630	SH	    SOLE	      57630
Reliance Steel & Aluminum        COM	759509102	1370	33000	SH 	    SOLE	      33000
S&P 500 Depository Receipts    TR UNIT	78462F103	5655	49545	SH 	    SOLE	      49545
S&P MidCap SPDRs             UNIT SER 1	78467Y107	105	719	SH	    SOLE	      719
Schlumberger Ltd                 COM	806857108	915	14858	SH 	    SOLE	      14858
State Street                     COM	857477103	2159	57317	SH 	    SOLE	      57317
Statoil ASA ADR           SPONSORED ADR	85771P102	1466	69872	SH 	    SOLE	      69872
Stryker Corp                     COM	863667101	2426	48480	SH 	    SOLE	      48480
SuccessFactors Inc               COM    864596101	251	10000	SH	    SOLE	      10000
Sysco Corporation                COM	871829107	526	18460	SH	    SOLE	      18460
Target Corporation               COM	87612E106	376	7030	SH 	    SOLE	      7030
Teva Pharm Inds Ltd Adrf         ADR	881624209	2320	43984	SH	    SOLE	      43984
Thermo Fisher Scientific	 COM    883556102       1056    22045   SH          SOLE              22045
Toronto Dominion Bank New      COM NEW	891160509	1883	26052	SH 	    SOLE	      26052
Vodafone Group Plc ADR    SPONS ADR NEW	92857W209	207	8342	SH 	    SOLE	      8342
Wal-Mart Stores Inc              COM	931142103	2583	48262	SH 	    SOLE	      48262
Walgreen Co                      COM	931422109	2029	60570	SH	    SOLE	      60570
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